Net revenue (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net sales and service revenue

	2023	2022	2021
Net sales and services revenue	70,569	96,519	105,625

Schedule of net revenue by country

	2023	2022	2021

Brazil	39,997	56,217	55,830
United States	12,429	18,086	24,232
Mexico	3,329	4,469	5,506
Argentina	1,618	756	2,068
Germany	1,197	1,493	1,912
Switzerland	1,121	1,695	1,231
Italy	1,061	817	1,304
Chile	1,039	2,093	1,230
Netherlands	859	173	643
Luxembourg	755	871	988
Singapore	729	1,095	1,175
Peru	676	740	667
Japan	634	547	1,162
Spain	574	756	518
United Kingdom	554	724	586
Other	3,997	5,987	6,573
	70,569	96,519	105,625

Schedule of net revenue by product

	2023	2022	2021

PE/PP	44,295	61,145	73,306
Ethylene/Propylene	4,435	7,280	5,820
PVC/Caustic Soda/EDC	5,863	5,723	6,873
ETBE/Gasoline	4,309	5,819	4,321
Benzene/Toluene/Xylene	3,721	5,711	5,806
Butadiene	1,211	3,028	3,020
Cumene	1,126	1,425	1,129
Solvents	1,046	422	1,343
Naphtha, condensate and crude oil	638	1,522	1,649
Others	3,925	4,444	2,358
	70,569	96,519	105,625